Related Parties	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Parties
9.	RELATED PARTIES

During the years ended December 31, 2013, 2012 and 2011, the Group had the following transactions and current balances in settlement with related parties:

	2013				Balances at December 31, 2013
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	613,364	168,956	(517,685)	—	30,477	(75,448)	(44,971)
Metallurg-Trust	—	61,066	(195,656)	—	4	(1)	3
TPTU	5,888	161	—	—	5	(560)	(555)
TRMZ	2,063	1,879	—	—	253	(1,176)	(923)
Somani	1,420	—	—	—	1,231	—	1,231
Calridge Ltd.	—	1	564	—	3,863	—	3,863
Port Vanino	—	4,010	11,638	(204)	2,244	(221)	2,023
Controlling Shareholder	—	—	—	—	—	(29,466)	(29,466)
Other	956	998	(688)	—	18,715	(92)	18,623

Total	623,691	237,071	(701,827)	(204)	56,792	(106,964)	(50,172)

	2012				Balances at December 31, 2012
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	874,135	413,958	(853,911)	—	253,605	(188,624)	64,981
Metallurg-Trust	441	316,017	—	—	155,627	(16)	155,611
Usipar	32,351	—	—	—	—	—	—
TPTU	5,210	209	—	—	19	(560)	(541)
TRMZ	4,509	1,630	—	—	265	(2,108)	(1,843)
Somani	—	6,144	—	—	6,144	—	6,144
Other	405	359	(798)	3,902	4,802	(197)	4,605

Total	917,051	738,317	(854,709)	3,902	420,462	(191,505)	228,957

	2011
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Related metallurgical plants	1,555,754	397,049	2,364	944,530
Metallurg-Trust	1,403	422,989	—	—
Usipar	72,114	61,189	—	—
TPTU	5,664	11	—	—
TRMZ	4,446	1,629	—	—
Other	202	10	—	—

Total	1,639,583	882,877	2,364	944,530

(a)	Transactions with the related metallurgical plants

In the second half of 2009, certain Russian and foreign metallurgical plants and trading companies, which were formerly part of the Estar Group or controlled by the Estar Group shareholders (“the related metallurgical plants”) became related parties to the Group through Mechel’s representation on the board of directors, management and other arrangements. In 2009, the companies that had business transactions with the Group were as follows: Volga Fest, Rostov Electrometallurgical Plant, Vostochnaya Mine, Experimental TES, Zlatoust Metallurgical Plant (“ZMP”), Guryevsk Metallurgical Plant (“GMP”), Volgograd Small Diameter Pipe Plant (“VSDPP”), and Engels Pipe Plant (“EPP”). In addition, in 2010, the Group started transactions with Donetsk Electrometallurgical Plant (“DEMP”), Invicta Merchant Bar, Metrus Trading GmbH, MIR Steel, Nytva, Estar Egypt for Industries. In 2011- 2013, the Group continued its operations with the related metallurgical plants. These transactions were carried out in the joint interest of both parties in expanding the Group’s operations and products range on the steel market and allowing the related metallurgical plants access to the Group’s strong supply and sales network.

In August 2011, the Group acquired 100% of Invicta Merchant Bar Ltd., a steel plant located in Queenborough, the United Kingdom. In December 2011, the Group acquired DEMP (Note 3(c)).

During the years ended December 31, 2013, 2012 and 2011, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

•	Re-selling of goods purchased by the Group either from third parties or entities of the former Estar group to the related metallurgical plants. Proceeds related to these sales amounted to $25,869, $222,794 and $203,134 in the years ended December 31, 2013, 2012 and 2011, respectively.

For part of such transactions, the Group determined that it functioned as a principal, and the amounts of $14,304, $211,154 and $187,831 were included in revenue from sale of goods in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011, respectively. In 2013, 2012 and 2011, these sales included $0, $0 and $54,167, respectively, of goods produced by the related metallurgical plants and resold further to other entities of the former Estar group.

For the other part of such transactions, the Group determined that their results should be recognized as operating gains. Therefore, they are reported, net of related costs, within other operating income (expenses), net in the consolidated statements of operations and comprehensive income (loss) in the amount of $1,455, $1,845 and $2,308 for the years ended December 31, 2013, 2012 and 2011, respectively.

•	Revenues from sales of products manufactured by the Group and services rendered to the related metallurgical plants amounted to $154,653, $202,805 and $209,219 for the years ended December 31, 2013, 2012 and 2011, respectively.

•	Cost of the related metallurgical plants’ products used in the Group’s production amounted to $100,201, $104,978 and $283,804 for the years ended December 31, 2013, 2012 and 2011, respectively.

•	Cost of goods produced by the related metallurgical plants and further sold by the Group to third party customers amounted to $513,163, $769,157 and $1,221,419, including transportation costs, for the years ended December 31, 2013, 2012 and 2011, respectively. For such transactions, the Group determined that it functioned as a principal, and the amounts of $570,511, $847,745 and $1,293,487 were included in revenue from the sale of goods in the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011, respectively.

The related metallurgical plants used raw materials and semi-finished goods purchased from the Group in their production. The Group concluded that its sales to the related metallurgical plants and the Group’s purchases from these entities were not in contemplation with each other and are reported separately in the statement of operations and comprehensive income (loss).

In the second half of 2011, the Group’s operations with certain related metallurgical plants (namely VSDPP, EPP and MIR Steel) started to be carried out on tolling terms. In 2013, such operation started with other related metallurgical plants (namely ZMP, GMP, Nytva). Revenues from sales of products (steel pipe, basis steel coils and sheets, long steel) manufactured by the related metallurgical plants for the Group under the tolling agreements amounted to $331,419, $413,087 and $274,466 for the years ended December 31, 2013, 2012 and 211, respectively. The related cost of goods sold for these transactions amounted to $333,963, $403,492 and $262,511 for the years ended December 31, 2013, 2012 and 2011, respectively. This cost includes cost of tolling services provided by the related metallurgical plants of $57,319, $47,351 and $35,614 for the years ended December 31, 2013, 2012 and 2011, respectively.

In November 2011, the owners of the related metallurgical plants and the Group entered into a loan agreement pursuant to which a loan of $944,530 was granted by the Group. The loan consists of several tranches which bear interest at the range of 1-8.5% p.a. To secure the loan, shares in the major related metallurgical plants (or shares in parent companies of such metallurgical plants) were pledged. The proceeds from this loan were used by the related metallurgical plants to repay most of the accounts receivable owed to the Group. According to the loan agreement, in the event that the loan is not repaid at maturity (September 30, 2012), the Group is entitled to enforce the pledge over the pledged related metallurgical plants assets and thereby take control of these assets subject to approval from the Russian Federal Antimonopoly Service.

In September 2012, the Group extended the term of the loan for additional nine months from October 1, 2012, the pledges and guarantees remained the same. From September through December 2012, the loan was partially repaid in the amount of $213,363. To make this repayment, the owners of the related metallurgical plants used the proceeds received by them from the Group for the sale of Cognor and proceeds under a security deposit, as discussed further below.

As of December 31, 2012, the loan balance amounted to $896,445, out of which $15,405 represents interest accrued on extended loan. The interest accrued on the loan amount before the extension was repaid in full. During the year ended December 31, 2013, $5,000 were repaid and the owners of the related metallurgical plants returned the security deposit paid by the Group in the end of 2012 for the acquisition of some assets pledged under the loan agreement.

The Group evaluates the recoverability of the loan amount based on the fair value of the pledged assets which, as of December 31, 2013 and 2012, was $nil. This resulted in a $888,015 and $896,445 provision for amounts due from related parties under this loan and related security deposit recorded as of December 31, 2013 and 2012, respectively. The Group has not taken possession of assets provided as collateral because these entities are burdened with substantial amount of debt.

Based on the combined design of the above mentioned loan and trading agreements, the Group has determined that the related metallurgical plants are Variable Interest Entities (“VIEs”), and that the Group is not the primary beneficiary of the related metallurgical plants. The Group is limited in its exposure to risks by the net amounts receivable from the related metallurgical plants.

During the years ended December 31, 2013, 2012 and 2011, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

	2013	2012	2011
Revenues
Steel segment products sales	99,580	339,840	314,297
Ferroalloy segment products sales	4,245	7,098	14,142
Mining segment products sales	1,956	3,981	4,315
Other revenues*	63,175	63,039	64,295

Total revenues	168,956	413,958	397,049

Costs and expenses
Cost of goods for resale, production and operating expenses	588,755	842,253	1,528,053
Transportation expenses	24,609	31,693	27,573
Other expenses	—	189	128
Provision for amounts due from related metallurgical plants	517,724	919,113	—

Total expenses	1,131,088	1,793,248	1,555,754

As of December 31, 2013 and 2012, the Group had the following current balances in settlement with related metallurgical plants:

	December 31, 2013	December 31, 2012
Assets
Trade accounts receivable	14,528	65,474
Prepayments and other current assets	15,949	188,131

Total assets	30,477	253,605

Liabilities
Trade accounts payable	74,384	147,050
Advanced received and other payables	1,043	21,921
Long term payables	21	—
Loans received	—	19,653

Total liabilities	75,448	188,624

*	including power segment sales and services provided to related metallurgical plants by all segment companies

As of December 31, 2013 and 2012, the amounts of trade accounts receivable and prepayments and other current assets were reduced by $544,478 and $176,407, respectively, of allowance for doubtful accounts. The allowance for doubtful accounts was recognized based on the Group’s estimates of future cash inflows from these balances. The amounts receivable fully covered by the allowance included amounts receivable of $470,809 described below. In December 2013, the Group, Calridge Ltd. (a shareholder in Mechel OAO, an entity wholly owned by the Controlling Shareholder) and the related metallurgical plants signed an assignment agreement. Under that agreement, the Group assigned to Calridge Ltd. the right to collect amounts due from the related metallurgical plants with the nominal value of $470,809, and Calridge Ltd. is to repay this amount, and interest at a rate of 1.75% p.a., to the Group within 3 years from the agreement date.

Inventories in stock purchased from these entities amounted to $38,443 and $105,260 as of December 31, 2013 and 2012, respectively.

(b)	Metallurg-Trust

In 2010, the Group started transactions with a trading company, Metallurg-Trust, a party which can be significantly influenced by the Group through business relationships. Metallurg-Trust is mostly involved in reselling the goods produced by the Russian metallurgical plants described in Note 9(a) above on the domestic market and supplying raw materials and semi-finished goods.

During the years ended December 31, 2013, 2012 and 2011, the Group’s sales of pig iron, semi-finished goods, coal and chrome produced by the Group’s entities for further supply to the Russian metallurgical plants mentioned above to Metallurg-Trust amounted $61,066, $316,017 and $422,989, respectively.

As of December 31, 2013 and 2012, the Group had receivables from Metallurg-Trust in the amount of $4 and $155,627, respectively. The Group provided to Metallurg-Trust the extended credit terms varying from 30 to 180 days. As of December 31, 2013, an allowance of $190,388 was created against the amount of trade receivables based on the Group’s expectation of future cash inflows.

The Group’s sales to Metallurg-Trust in the amount of $475, $4,030 and $nil were presented net of related expenses in “Loss from discontinued operations, net of income tax” line in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011, respectively.

As of December 31, 2012, the amount of accounts payable to related metallurgical plants and Metallurg-Trust included liabilities under the amicable agreement between Mechel Vtormet Rostov and other related and third parties. This agreement was signed in April 2010 under the following conditions: the repayment of debt is scheduled to be made on monthly equal installments after 3 years grace period through March 2017. As of December 31, 2012, the nominal value of debt to related metallurgical plants and Metallurg-Trust was $26,945 and $965, respectively. The present value of debt to related metallurgical plants and Metallurg-Trust was $20,952 and $775, respectively. The present value of debt was determined using a 12.2% discount rate. As of December 31, 2012, amounts of liabilities at present value were reflected as liabilities of discontinued operations in the consolidated balance sheet.

(c)	Port Vanino

During the year ended December 31, 2013, the Group sold all of its shares of Port Vanino (Note 8). The common shares were partly sold to the Group’s related parties: the Controlling Shareholder and Calridge Ltd., a company wholly owned by the Controlling Shareholder, for $5,950 (0.67% of the total shares or 0.9% of the total common shares) and $3,969 (0.45% of the total shares or 0.6% of the total common shares), respectively. As of December 31, 2013, the outstanding balance from Calridge Ltd. to the Group amounted to $3,863.

In August, 2013 the Group received short-term ruble-denominated loan from Port Vanino in the amount of $13,722 at interest rate 9.6% p.a. As of December 31, 2013, the Group’s liability under this debt in the amount of $221 was included in payables to related parties. The amount of interest expenses incurred under this loan totaled $286 for the year ended December 31, 2013.

As of December 31, 2013, the Group had receivables from Port Vanino in the amount of $2,244. During the year ended December 31, 2013, the Group’s sales of raw material and transportation services to Port Vanino amounted to $4,010. Other income earned by the Group from transactions with Port Vanino comprised $2,274.

(d)	Usina Siderurgica do Para Ltda (Usipar)

Usipar is a steel company located in Brazil, owned by the Controlling Shareholder, and it became a related party of the Group in September 2010. During the years ended December 31, 2013, 2012 and 2011, the Group’s purchases of pig iron from Usipar amounted $nil, $32,351and $72,114, respectively, and the Group’s sales of coke and other raw materials to Usipar amounted $nil, $nil and $61,189, respectively. The Group further sold such pig iron to third party customers. For such transactions, the Group determined that it functioned as a principal, and the amounts of $nil, $34,820 and $75,683 were included in revenue from the sale of goods in the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011, respectively.

As of December 31, 2013 and 2012, the Group had no trade accounts receivable from Usipar either prepayments made to Usipar. During the year ended December 31, 2012, Usipar repaid all amounts due to the Group.

(e)	Tomusinskiy Transportation Management Center (TPTU)

The Group subsidiaries own 40% of the ordinary shares in TPTU, which provides transportation services. During the years ended December 31, 2013, 2012 and 2011, the Group purchased transportation services in the amounts of $5,888, $5,210 and $5,664, respectively.

(f)	Tomusinskiy Auto Repair Shop (TRMZ)

The Group subsidiaries own 25% of the ordinary shares in TRMZ, which provides auto repair services. During the years ended December 31, 2013, 2012 and 2011, the Group purchased repair services in the amounts of $2,063, $4,509 and $4,446, respectively.

(g)	Other

During the year ended December 31, 2013, the Group signed a number of re-assignment agreements with respect to the accounts receivable due from related metallurgical plants and Metallurg-Trust in the total amount of $99,367. The Group disclosed the balances due from assignees as receivables from related parties. As a result of the re-assignment transactions, the Group received cash of $81,285. As of December 31, 2013, the balance due from related parties amounted to $18,082 and should be paid within 180-365 days from the date of the agreement. The above mentioned receivables on re-assignment transactions had no effect on the consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2013.